Taxation - Summary of Movements in Deferred Tax Asset (Liability) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	€ (3,062)	€ (2,882)
Income statement	873	153
Other	(268)	(333)
Deferred tax asset (liability), ending balance	(2,457)	(3,062)
Ice Cream Business | Discontinued operations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Income statement		(15)
Pensions and similar obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	(630)	(514)
Income statement	(37)	(12)
Other	(70)	(104)
Deferred tax asset (liability), ending balance	(737)	(630)
Provisions and accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	938	805
Income statement	1	168
Other	(67)	(35)
Deferred tax asset (liability), ending balance	872	938
Goodwill and intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	(3,863)	(3,697)
Income statement	668	(45)
Other	(194)	(121)
Deferred tax asset (liability), ending balance	(3,389)	(3,863)
Accelerated tax depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	(584)	(572)
Income statement	48	(20)
Other	148	8
Deferred tax asset (liability), ending balance	(388)	(584)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	415	234
Income statement	101	190
Other	(37)	(9)
Deferred tax asset (liability), ending balance	479	415
Fair value gains/losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	(54)	(17)
Income statement	2	6
Other	76	(43)
Deferred tax asset (liability), ending balance	24	(54)
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	273	246
Income statement	(5)	(2)
Other	(22)	29
Deferred tax asset (liability), ending balance	246	273
Lease liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	181	189
Income statement	13	(16)
Other	(49)	8
Deferred tax asset (liability), ending balance	145	181
Right of use asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	(161)	(166)
Income statement	9	8
Other	40	(3)
Deferred tax asset (liability), ending balance	(112)	(161)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning balance	423	610
Income statement	73	(124)
Other	(93)	(63)
Deferred tax asset (liability), ending balance	403	€ 423
Other | Ice Cream Business | Discontinued operations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Income statement	23
Other	€ 302